Investment Securities - Amortized Cost and Fair Value of Held to Maturity Securities Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Due within twelve months, Amortized Cost	$ 1,373
Due after one but within five years, Amortized Cost	3,341
Due after five but within ten years, Amortized Cost	10,000
Due after ten years, Amortized cost	13,493
Total Securities held for maturity, Amortized Cost	28,207
Due within twelve months, Estimated Fair Value	1,385
Due after one but within five years, Estimated Fair Value	3,438
Due after five but within ten years, Estimated Fair Value	10,000
Due after ten years, Estimated Fair Value	14,777
Total Securities held for maturity, Estimated Fair Value	$ 29,600	$ 13,499